PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment from continuing operations consist of the following:

	December 31,
	2016	2015
Buildings	$-	$1,311,422
Land use rights	-	299,570
Plant and machinery	2,288,059	2,936,103
Automobiles	138,029	147,720
Office and computer equipment	26,713	238,647
Total property and equipment	2,452,801	4,933,462

Less: Accumulated depreciation and amortization	(1,046,661)	(1,633,408)
Impairment of long-lived assets	-	(1,050,869)
Property and equipment, net	1,406,140	2,249,185
Less: property and equipment, net, held for discontinued operations	-	(494,184)
Property and equipment, net, held for continuing operations	$1,406,140	$1,755,001